SCHEDULE OF TRANSACTION WITH RELATED PARTIES (Details) $ in Thousands		9 Months Ended				12 Months Ended
	Dec. 31, 2022 ILS (₪)	Sep. 30, 2023 USD ($)		Sep. 30, 2022 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Salaries and related cost	₪ 40,000	$ 667	[1]	$ 896	[1]	$ 1,356	$ 595
AppYea’s Management fee participation							(60)
Management fee to the Company’s CEO		$ 129		$ 84
Related Party [Member]
Related Party Transaction [Line Items]
Financial income, net							$ 2

[1]	Including share-based compensation for the Nine months ended September 30, 2023 and 2022 in the amount of $560,500 and $743,000, respectively.